20. Impairment (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment losses, net of reversals, recognized within statement of income

The table below shows the impairment losses recognized within the statement of income in the first half of 2020 and 2019:

Asset or CGU by nature (*)	Carrying amount	Recoverable amount (**)	Impairment	Business segment	Comments
					06.30.2020
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	35,001	22,562	(13,155)	E&P - Brazil	item (a)
Others	209	−	(218)	Several	item (b)
			(13,373)

Assets classified as held for sale
Producing property relating to oil and gas activities - Tucano Sul group	−	3	2	E&P - Brazil	item 20.3
Total			(13,371)
	Carrying amount	Recoverable amount (**)	Impairment	Business segment	Comments
					06.30.2019
Property, plant and equipment and intangible assets
Producing properties relating to oil and gas activities in Brazil (several CGUs)	946	1,186	385	E&P - Brazil	item (a1)
Comperj	255	−	(255)	RTM - Brazil	item (c)
Drillship NS-30	343	169	(174)	E&P - Abroad	item (d)
Others	1	−	(1)	Several
			(45)
Assets classified as held for sale
Others	503	527	25	Several
Total			(20)
(*) It only includes carrying amounts and recoverable amounts of impaired assets or assets for which reversals were recognized.
(**) The recoverable amounts of assets for impairment computation were their value in use, except for oil and gas production and drilling equipment that were based on their fair value.

Schedule of cash flow projections used to measure the value in use of CGUs

The cash flow projections used to measure the value in use of the CGUs at March 31, 2020, approved by the Company’s Board of Directors, were mainly based on the following updated assumptions for average Brent prices and Brazilian real/U.S. dollar average exchange rates:

	2021	2022	2023	2024	2025	Long term Average
Average Brent (US$/bbl)	25	30	35	40	45	50
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	5.09	5.04	4.69	4.46	4.28	3.78

At December 31, 2019, average Brent prices and Brazilian real/U.S. dollar average exchange rates used were:

	2020	2021	2022	2023	2024	Long term Average
Average Brent (US$/bbl)	65	65	65	65	65	65
Average Brazilian Real (excluding inflation ) - Real /U.S. dollar exchange rate	3.85	3.79	3.75	3.72	3.7	3.6

Schedule of information on the main impairment losses
CGU	Basin	Area	Impairment
Roncador	Campos basin	Post-Salt	(3,409)
Marlim Sul	Campos basin	Post-Salt	(2,399)
North group	Campos basin	Post-Salt	(2,038)
Albacora Leste	Campos basin	Post-Salt	(621)
Berbigão-Sururu group	Santos basin	Pre-Salt	(449)
CVIT group	Espírito Santo basin	Post-Salt	(319)
Mexilhão	Santos basin	Post-Salt	(207)
Parque das Baleias group	Santos basin	Pre-Salt	(187)
Sapinhoá group	Santos basin	Pre-Salt	(144)
Papa-Terra	Campos basin	Post-Salt	(141)
Araçás	Recôncavo basin	Onshore and shallow-water	(123)
Carmópolis	Sergipe basin	Onshore and shallow-water	(120)
Uruguá group	Santos basin	Post-Salt	(104)
Others	Several	Several	(1,537)
Total			(11,798)

Schedule of assets and CGU most sensitive to future impairment losses

The analysis presented below considers the estimated impairment loss if there was a 10% reduction in the recoverable value of the CGUs, arising from changes in material assumptions:

				06.30.2020
	Business segment	Carrying amount	Recoverable amount	Sensitivity
Producing properties relating to oil and gas activities in Brazil (2 CGUs)	E&P	17,209	17,624	(1,348)